UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
VanEck Vectors ETF Trust
666 Third Avenue
New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31,
Date of reporting period:	March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 4.0%
3,915,281	Incitec Pivot Ltd. #	$11,223,648
462,515	Nufarm Ltd. #	3,421,879
1,898,670	Treasury Wine Estates Ltd. #	17,709,964
		32,355,491
Brazil: 0.7%
2,171,400	Rumo SA *	5,847,484
Canada: 7.9%
305,201	Agrium, Inc. (USD) †	29,161,956
2,042,801	Potash Corp. of Saskatchewan, Inc. (USD) †	34,891,041
		64,052,997
Chile: 0.6%
137,993	Sociedad Quimica y Minera de Chile SA (ADR)	4,742,819
China / Hong Kong: 0.3%
10,175,000	China Huishan Dairy Holdings Co. Ltd. † #	412,420
6,256,000	Goldin Financial Holdings Ltd. * † #	2,416,512
		2,828,932
Denmark: 0.4%
110,649	Bakkafrost P/F (NOK) #	3,421,400
Germany: 1.5%
535,139	K+S AG † #	12,470,843
Indonesia: 0.6%
20,172,900	Charoen Pokphand Indonesia Tbk PT #	4,842,092
Israel: 0.7%
1,427,477	Israel Chemicals Ltd. (USD) †	6,081,052
Japan: 6.4%
2,567,830	Kubota Corp. #	38,671,390
495,000	Nippon Meat Packers, Inc. † #	13,286,007
		51,957,397
Malaysia: 2.6%
4,284,000	Felda Global Ventures Holdings Bhd #	2,022,999
7,207,955	IOI Corp. Bhd #	7,569,894
1,161,270	Kuala Lumpur Kepong Bhd #	6,473,773
1,391,900	PPB Group Bhd #	5,264,984
		21,331,650
Netherlands: 0.4%
158,762	OCI NV * † #	3,054,644
Norway: 4.3%
78,290	Leroy Seafood Group ASA #	3,427,529
961,339	Marine Harvest ASA #	14,660,036
443,061	Yara International ASA #	17,060,348
		35,147,913
Russia: 0.6%
358,487	PhosAgro OAO (GDR) # Reg S	5,208,191
Singapore: 2.7%
1,328,900	First Resources Ltd. #	1,846,337
13,529,945	Golden Agri-Resources Ltd. #	3,730,113
6,361,251	Wilmar International Ltd. #	16,070,538
		21,646,988
South Africa: 0.2%
207,769	Tongaat Hulett Ltd. #	1,902,472
South Korea: 0.4%
94,822	Komipharm International Co. Ltd. * #	3,174,933
Switzerland: 8.1%
746,166	Syngenta AG (ADR) †	66,035,691
Taiwan: 0.4%
2,082,000	Taiwan Fertilizer Co. Ltd. #	2,881,614
Thailand: 1.4%
13,638,736	Charoen Pokphand Foods (NVDR) #	11,015,446
Ukraine: 0.2%
112,818	Kernel Holding SA #	2,034,360
United Kingdom: 2.9%
2,436,491	CNH Industrial NV (USD) †	23,487,773
United States: 52.8%
128,839	AGCO Corp.	7,753,531
53,616	Andersons, Inc.	2,032,046
1,107,671	Archer-Daniels-Midland Co.	50,997,173
53,299	Balchem Corp.	4,392,904
308,145	Bunge Ltd.	24,423,573
488,829	CF Industries Holdings, Inc. †	14,347,131
514,598	Deere & Co.	56,019,138
242,961	FMC Corp.	16,907,656
162,398	IDEXX Laboratories, Inc. *	25,108,355
569,050	Monsanto Co.	64,416,460
714,844	Mosaic Co.	20,859,148
73,251	Neogen Corp. *	4,801,603
152,773	Pilgrim’s Pride Corp. †	3,438,156
397,077	Platform Specialty Products Corp. *	5,169,943
45,141	Sanderson Farms, Inc. †	4,687,441
234,616	Toro Co.	14,654,115
263,160	Tractor Supply Co.	18,150,145
625,783	Tyson Foods, Inc.	38,617,069
995,982	Zoetis, Inc.	53,155,559
		429,931,146
Total Common Stocks (Cost: $851,560,120)		815,453,328

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 11.0%
Repurchase Agreements: 11.0%
$21,204,806	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $21,206,237; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $21,628,902 including accrued interest)	21,204,806
21,204,806	Repurchase agreement dated 3/31/17 with Daiwa Capital Markets America, Inc., 0.82%, due 4/3/17, proceeds $21,206,255; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/11/17 to 12/1/51, valued at $21,628,903 including accrued interest)	21,204,806
4,462,542	Repurchase agreement dated 3/31/17 with HSBC Securities USA, Inc., 0.77%, due 4/3/17, proceeds $4,462,828; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 5/15/25 to 11/15/45, valued at $4,551,795 including accrued interest)	4,462,542
21,204,806	Repurchase agreement dated 3/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.83%, due 4/3/17, proceeds $21,206,273; (collateralized by various U.S. government and agency obligations, 1.84% to 7.00%, due 5/1/17 to 12/1/46, valued at $21,628,902 including accrued interest)	21,204,806
21,204,806	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc. , 0.81%, due 4/3/17, proceeds $21,206,237; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $21,628,902 including accrued interest)	21,204,806
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $89,281,766)		89,281,766
Total Investments: 111.1% (Cost: $940,841,886)		904,735,094
Liabilities in excess of other assets: (11.1)%		(90,161,927)
NET ASSETS: 100.0%		$814,573,167

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $85,773,721.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $215,274,366 which represents 26.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	2.2%	$18,150,145
Consumer Staples	29.4	239,885,822
Financials	0.3	2,416,512
Health Care	10.6	86,240,450
Industrials	18.0	146,433,431
Materials	39.5	322,326,968
	100.0%	$815,453,328

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$32,355,491	$—	$32,355,491
Brazil	5,847,484	—	—	5,847,484
Canada	64,052,997	—	—	64,052,997
Chile	4,742,819	—	—	4,742,819
China / Hong Kong	—	2,828,932	—	2,828,932
Denmark	—	3,421,400	—	3,421,400
Germany	—	12,470,843	—	12,470,843
Indonesia	—	4,842,092	—	4,842,092
Israel	6,081,052	—	—	6,081,052
Japan	—	51,957,397	—	51,957,397
Malaysia	—	21,331,650	—	21,331,650
Netherlands	—	3,054,644	—	3,054,644
Norway	—	35,147,913	—	35,147,913
Russia	—	5,208,191	—	5,208,191
Singapore	—	21,646,988	—	21,646,988
South Africa	—	1,902,472	—	1,902,472
South Korea	—	3,174,933	—	3,174,933
Switzerland	66,035,691	—	—	66,035,691
Taiwan	—	2,881,614	—	2,881,614
Thailand	—	11,015,446	—	11,015,446
Ukraine	—	2,034,360	—	2,034,360
United Kingdom	23,487,773	—	—	23,487,773
United States	429,931,146	—	—	429,931,146
Repurchase Agreements	—	89,281,766	—	89,281,766
Total	$600,178,962	$304,556,132	$—	$904,735,094

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $ 12,709,981. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS COAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.2%
Australia: 17.1%
2,243,707	Aurizon Holdings Ltd. #	$8,983,559
396,842	Washington H Soul Pattinson & Co. Ltd. #	5,448,838
2,409,846	Whitehaven Coal Ltd. * #	5,488,183
		19,920,580
Canada: 12.8%
453,418	Teck Cominco Ltd. (USD)	9,929,854
246,542	Westshore Terminals Investment Corp.	4,891,464
		14,821,318
China / Hong Kong: 17.5%
9,670,095	China Coal Energy Co. Ltd. * #	4,880,343
3,666,908	China Shenhua Energy Co. Ltd. #	8,531,926
9,686,067	Fushan International Energy Group Ltd. #	1,783,061
29,780,000	National United Resources Holdings Ltd. * # §	272,068
6,232,000	Yanzhou Coal Mining Co. Ltd. #	4,847,362
		20,314,760
Indonesia: 20.9%
48,318,115	Adaro Energy Tbk PT #	6,346,697
115,529,700	Bumi Resources Tbk PT * #	2,879,253
22,565,500	Delta Dunia Makmur Tbk PT * #	1,592,758
1,948,652	Indo Tambangraya Megah Tbk PT #	2,954,164
3,065,600	Tambang Batubara Bukit Asam Tbk PT #	3,036,381
3,781,400	United Tractors Tbk PT #	7,526,975
		24,336,228
Philippines: 4.1%
1,627,510	Semirara Mining and Power Corp.	4,787,653
Poland: 4.4%
260,404	Jastrzebska Spolka Weglowa SA *	4,127,607
48,607	Lubelski Wegiel Bogdanka SA * #	934,303
		5,061,910
South Africa: 4.4%
575,684	Exxaro Resources Ltd. #	5,059,213
Thailand: 4.7%
9,520,400	Banpu PCL (NVDR) #	5,488,658
United States: 13.3%
328,819	Cloud Peak Energy, Inc. *	1,505,991
336,412	Consol Energy, Inc.	5,644,993
197,984	Joy Global, Inc.	5,593,048
199,429	SunCoke Energy, Inc. *	1,786,884
59,493	Westmoreland Coal Co. *	863,838
		15,394,754
Total Common Stocks (Cost: $110,460,880)		115,185,074
WARRANTS: 0.9% (Cost: $0)
Thailand: 0.9%
2,576,100	Banpu PCL 06/05/17 Warrants (THB 5.00, expiring 06/05/17) * #	1,088,020
MONEY MARKET FUND: 0.0% (Cost: $48,780)
48,780	Dreyfus Government Cash Management Fund	48,780
Total Investments: 100.1% (Cost: $110,509,660)		116,321,874
Liabilities in excess of other assets: (0.1)%		(145,151)
NET ASSETS: 100.0%		$116,176,723

NVDR	Non-Voting Depositary Receipt
THB	Thai Baht
USD	United States Dollar
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $77,141,762 which represents 66.4% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $272,068 which represents 0.2% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	67.8%	$78,905,549
Industrials	17.0	19,740,139
Materials	15.2	17,627,406
Money Market Fund	0.0	48,780
	100.0%	$116,321,874

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$19,920,580	$—	$19,920,580
Canada	14,821,318	—	—	14,821,318
China / Hong Kong	—	20,042,692	272,068	20,314,760
Indonesia	—	24,336,228	—	24,336,228
Philippines	4,787,653	—	—	4,787,653
Poland	4,127,607	934,303	—	5,061,910
South Africa	—	5,059,213	—	5,059,213
Thailand	—	5,488,658	—	5,488,658
United States	15,394,754	—	—	15,394,754
Warrants
Thailand	—	1,088,020	—	1,088,020
Money Market Fund	48,780	—	—	48,780
Total	$39,180,112	$76,869,694	$272,068	$116,321,874

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $ 848,142 and Level 2 to Level 1 were $ 8,827,368. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2017:

Common Stocks
China/Hong Kong
Balance as of December 31, 2016	$409,069
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(137,001)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2017	$272,068

See Notes to Schedules of Investments

VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Austria: 1.0%
41,221	Verbund - Oesterreichische Elektrizis AG † #	$700,605
Brazil: 2.1%
163,597	Cosan Ltd. (Class A) (USD)	1,397,118
Canada: 2.3%
44,042	Canadian Solar, Inc. (USD) * †	540,395
96,221	Innergex Renewable Energy, Inc. †	1,031,725
		1,572,120
China / Hong Kong: 7.9%
3,134,000	China Longyuan Power Group Corp. Ltd. #	2,437,752
12,377,600	GCL-Poly Energy Holdings Ltd. * † #	1,641,329
31,648	JinkoSolar Holding Co. Ltd. (ADR) * †	524,407
504,600	Xinjiang Goldwind Science & Technology Co. Ltd. † #	759,949
		5,363,437
Denmark: 10.7%
88,853	Vestas Wind Systems A/S #	7,248,998
Germany: 1.3%
62,622	Nordex SE * † #	877,780
Japan: 4.0%
111,804	Kurita Water Industries Ltd. #	2,712,452
Spain: 10.0%
193,620	EDP Renovaveis SA #	1,434,523
225,409	Gamesa Corp. Tecnologica SA #	5,345,752
		6,780,275
Sweden: 4.9%
412,946	Nibe Industrier AB #	3,312,718
United States: 56.0%
45,702	AVX Corp.	748,599
29,372	Badger Meter, Inc.	1,079,421
131,565	Covanta Holding Corp. †	2,065,571
98,274	Cree, Inc. *	2,626,864
91,725	Eaton Corp. Plc	6,801,409
43,818	EnerSys, Inc.	3,458,993
25,953	ESCO Technologies, Inc.	1,507,869
78,730	First Solar, Inc. * †	2,133,583
38,841	Franklin Electric Co., Inc.	1,672,105
35,826	Green Plains Renewable Energy, Inc. †	886,694
33,643	Itron, Inc. *	2,042,130
35,578	Ormat Technologies, Inc.	2,030,792
29,677	Power Integrations, Inc.	1,951,263
58,654	Sunpower Corp. * †	357,789
26,817	Tesla Motors, Inc. * †	7,463,171
40,957	Veeco Instruments, Inc. *	1,222,566
		38,048,819
Total Common Stocks (Cost: $68,582,309)		68,014,322

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 24.7%
Repurchase Agreements: 24.7%
$3,984,790	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $3,985,059; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $4,064,486 including accrued interest)	3,984,790
3,984,790	Repurchase agreement dated 3/31/17 with HSBC Securities USA, Inc., 0.78%, due 4/3/17, proceeds $3,985,049; (collateralized by various U.S. government and agency obligations, 2.50% to 6.50%, due 9/1/23 to 11/1/46, valued at $4,064,489 including accrued interest)	3,984,790
838,541	Repurchase agreement dated 3/31/17 with J.P. Morgan Securities LLC, 0.80%, due 4/3/17, proceeds $838,597; (collateralized by various U.S. government and agency obligations, 0.88% to 2.13%, due 6/15/19 to 11/30/23, valued at $855,312 including accrued interest)	838,541
3,984,790	Repurchase agreement dated 3/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.83%, due 4/3/17, proceeds $3,985,066; (collateralized by various U.S. government and agency obligations, 1.84% to 7.00%, due 5/1/17 to 12/1/46, valued at $4,064,486 including accrued interest)	3,984,790
3,984,790	Repurchase agreement dated 3/31/17 with Mizuho Securities USA, Inc., 0.81%, due 4/3/17, proceeds $3,985,059; (collateralized by various U.S. government and agency obligations, 3.00% to 4.00%, due 9/1/31 to 2/20/47, valued at $4,064,486 including accrued interest)	3,984,790
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $16,777,701)		16,777,701
Total Investments: 124.9% (Cost: $85,360,010)		84,792,023
Liabilities in excess of other assets: (24.9)%		(16,877,706)
NET ASSETS: 100.0%		$67,914,317

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $16,216,545.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $26,471,858 which represents 39.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	11.0%	$7,463,171
Energy	3.3	2,283,812
Industrials	52.6	35,763,596
Information Technology	21.9	14,868,346
Utilities	11.2	7,635,397
	100.0%	$68,014,322

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$700,605	$—	$700,605
Brazil	1,397,118	—	—	1,397,118
Canada	1,572,120	—	—	1,572,120
China / Hong Kong	524,407	4,839,030	—	5,363,437
Denmark	—	7,248,998	—	7,248,998
Germany	—	877,780	—	877,780
Japan	—	2,712,452	—	2,712,452
Spain	—	6,780,275	—	6,780,275
Sweden	—	3,312,718	—	3,312,718
United States	38,048,819	—	—	38,048,819
Repurchase Agreements	—	16,777,701	—	16,777,701
Total	$41,542,464	$43,249,559	$—	$84,792,023

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 13.4%
116,435,630	Evolution Mining Ltd. ‡ #	$186,907,097
40,668,791	Independence Group NL ‡ † #	111,071,839
45,900,699	Newcrest Mining Ltd. ‡ #	781,221,617
41,628,412	Northern Star Resources Ltd. ‡ #	129,201,034
42,378,835	OceanaGold Corp. (CAD) ‡	125,199,723
30,867,252	Regis Resources Ltd. ‡ #	77,865,924
51,086,154	Resolute Mining Ltd. ‡ #	50,826,607
49,728,158	Saracen Mineral Holdings Ltd. ‡ * #	37,418,175
32,168,950	St. Barbara Ltd. ‡ * #	58,511,153
		1,558,223,169
Canada: 54.3%
13,539,673	Agnico-Eagle Mines Ltd. (USD) ‡ †	574,623,722
18,385,033	Alamos Gold, Inc. (USD) ‡ †	147,631,815
12,035,504	Asanko Gold, Inc. (USD) ‡ *	31,412,665
65,117,334	B2GOLD Corp. (USD) ‡ * †	184,282,055
69,762,550	Barrick Gold Corp. (USD) ‡	1,324,790,825
17,498,689	Centerra Gold, Inc. ‡	100,374,889
12,126,256	Detour Gold Corp. ‡ *	138,570,196
49,672,340	Eldorado Gold Corp. (USD) ‡ †	169,382,679
11,340,565	First Majestic Silver Corp. (USD) ‡ * †	92,085,388
9,172,394	Fortuna Silver Mines, Inc. ‡ *	47,593,421
10,671,481	Franco-Nevada Corp. (USD) ‡ †	699,088,720
51,088,724	Goldcorp, Inc. (USD) ‡ †	745,384,483
10,383,911	Guyana Goldfields, Inc. ‡ *	55,981,944
28,646,838	IAMGOLD Corp. (USD) ‡ * †	114,587,352
86,280,048	Kinross Gold Corp. (USD) ‡ *	302,842,969
12,379,281	Kirkland Lake Gold Ltd. ‡ *	91,058,934
9,076,125	Klondex Mines Ltd. (USD) ‡ * †	35,306,126
17,842,293	McEwen Mining, Inc. (USD) ‡ †	54,240,571
35,610,320	New Gold, Inc. (USD) ‡ *	106,118,754
6,565,048	Osisko Gold Royalties Ltd. (USD) ‡	72,872,033
10,553,036	Pan American Silver Corp. (USD) ‡ †	184,889,191
9,078,638	Sandstorm Gold Ltd. (USD) ‡ * †	38,765,784
22,425,554	Semafo, Inc. ‡ *	67,428,839
7,174,873	Silver Standard Resources, Inc. (USD) ‡ * †	76,125,403
26,012,985	Silver Wheaton Corp. (USD) ‡	542,110,607
5,504,270	Torex Gold Resources, Inc. ‡ *	108,215,768
69,791,024	Yamana Gold, Inc. (USD) ‡ †	192,623,226
		6,298,388,359
China / Hong Kong: 1.7%
60,613,000	Zhaojin Mining Industry Co. Ltd. ‡ † #	53,152,808
397,650,000	Zijin Mining Group Ltd. ‡ #	147,582,311
		200,735,119
Monaco: 1.0%
5,841,521	Endeavour Mining Corp. (CAD) ‡ *	113,006,592
Peru: 2.0%
19,054,839	Cia de Minas Buenaventura SA (ADR) ‡	229,420,262
South Africa: 6.2%
28,299,051	AngloGold Ashanti Ltd. (ADR) ‡ †	304,780,779
56,946,993	Gold Fields Ltd. (ADR) ‡ †	201,022,885
30,485,180	Harmony Gold Mining Co. Ltd. (USD) ‡ †	74,688,691
16,099,184	Sibanye Gold Ltd. (ADR) †	141,833,811
		722,326,166
United Kingdom: 5.9%
79,861,807	Cenatamin Plc ‡ #	172,425,515
5,899,523	Randgold Resources Ltd. (ADR) ‡ †	514,910,367
		687,335,882
United States: 15.4%
12,550,447	Coeur Mining, Inc. ‡ * †	101,407,612
27,410,877	Hecla Mining Co. ‡	145,003,539
31,797,270	Newmont Mining Corp. ‡	1,048,038,019
4,528,712	Royal Gold, Inc. ‡	317,236,276
21,554,754	Tahoe Resources, Inc. ‡ †	173,084,675
		1,784,770,121
Total Common Stocks (Cost: $12,346,755,674)		11,594,205,670
MONEY MARKET FUND: 0.1% (Cost: $9,913,141)
9,913,141	Dreyfus Government Cash Management Fund	9,913,141
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $12,356,668,815)		11,604,118,811

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.0%
Repurchase Agreements: 3.0%
$80,936,158	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $80,941,621; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $82,554,881 including accrued interest)	80,936,158
80,936,158	Repurchase agreement dated 3/31/17 with Daiwa Capital Markets America, Inc., 0.82%, due 4/3/17, proceeds $80,941,689; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/11/17 to 12/1/51, valued at $82,554,883 including accrued interest)	80,936,158
17,032,066	Repurchase agreement dated 3/31/17 with HSBC Securities USA, Inc., 0.77%, due 4/3/17, proceeds $17,033,159; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 5/15/25 to 11/15/45, valued at $17,372,715 including accrued interest)	17,032,066
80,936,158	Repurchase agreement dated 3/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.83%, due 4/3/17, proceeds $80,941,756; (collateralized by various U.S. government and agency obligations, 1.84% to 7.00%, due 5/1/17 to 12/1/46, valued at $82,554,881 including accrued interest)	80,936,158
80,936,158	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc. , 0.81%, due 4/3/17, proceeds $80,941,621; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $82,554,882 including accrued interest)	80,936,158
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $340,776,698)		340,776,698
Total Investments: 103.0% (Cost: $12,697,445,513)		11,944,895,509
Liabilities in excess of other assets: (3.0)%		(343,448,845)
NET ASSETS: 100.0%		$11,601,446,664

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $324,493,489.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,806,184,080 which represents 15.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diversified Metals & Mining	0.9%	$111,071,839
Gold	89.4	10,370,044,073
Silver	9.6	1,113,089,758
Money Market Fund	0.1	9,913,141
	100.0%	$11,604,118,811

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2017 is set forth below:

Affiliates	Value 12/31/16	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/17
Agnico-Eagle Mines Ltd.	$533,593,494	$93,067,117	$(52,760,401)	$2,662,764	$1,369,656	$574,623,722
Alamos Gold, Inc.	107,701,354	28,022,911	(6,356,933)	1,367,864	—	147,631,815
AngloGold Ashanti Ltd.	253,959,846	64,401,533	(16,667,042)	1,333,678	2,641,966	304,780,779
Asanko Gold, Inc.	36,415,313	1,742,771	(1,250,601)	237,963	—	31,412,665
B2GOLD Corp.	133,557,639	37,659,454	(9,985,954)	4,310,542	—	184,282,055
Barrick Gold Corp.	1,050,349,548	200,400,461	(121,440,019)	10,598,545	2,103,460	1,324,790,825
Cenatamin Plc	115,288,924	33,680,477	(8,247,647)	4,398,463	10,015,352	172,425,515
Centerra Gold, Inc.	80,535,447	3,356,472	(1,746,364)	73,658	—	100,374,889
Cia de Minas Buenaventura SA	183,326,903	48,772,652	(12,722,701)	2,197,126	—	229,420,262
Coeur Mining, Inc.	100,773,949	19,279,203	(6,416,999)	627,542	—	101,407,612
Detour Gold Corp.	140,388,737	31,474,139	(7,959,165)	2,069,053	—	138,570,196
Eldorado Gold Corp.	136,051,710	33,184,392	(8,328,705)	725,321	681,022	169,382,679
Endeavour Mining Corp.	82,358,502	17,068,817	(9,853,130)	125,569	—	113,006,592
Evolution Mining Ltd.	148,606,232	39,519,516	(9,913,041)	3,952,881	1,623,021	186,907,097
First Majestic Silver Corp.	73,933,380	19,584,187	(5,086,147)	1,026,753	—	92,085,388
Fortuna Silver Mines, Inc.	48,666,731	5,352,827	(1,597,215)	222,894	—	47,593,421
Franco-Nevada Corp.	597,508,567	105,737,525	(60,414,966)	6,643,001	2,422,881	699,088,720
Gold Fields Ltd.	145,804,659	38,811,517	(9,902,794)	962,891	2,369,525	201,022,885
Goldcorp, Inc.	654,777,998	124,182,820	(73,856,984)	(20,153,906)	1,060,594	745,384,483
Guyana Goldfields, Inc.	45,967,851	3,196,517	(1,406,439)	267,690	—	55,981,944
Harmony Gold Mining Co. Ltd.	57,307,795	15,163,125	(3,844,671)	374,239	1,118,428	74,688,691
Hecla Mining Co.	122,130,352	30,903,885	(7,939,145)	3,462,790	63,025	145,003,539
IAMGOLD Corp.	102,303,979	12,973,294	(3,507,800)	1,515,676	—	114,587,352
Independence Group NL	106,473,786	24,297,749	(6,339,126)	1,042,086	281,802	111,071,839
Kinross Gold Corp.	228,303,557	61,956,792	(15,613,661)	1,295,414	—	302,842,969
Kirkland Lake Gold Ltd.	62,873,576	4,847,677	(2,176,973)	462,644	—	91,058,934
Klondex Mines Ltd.	41,115,329	2,748,980	(1,266,570)	151,596	—	35,306,126
McEwen Mining, Inc.	51,393,615	2,545,709	(1,901,421)	464,971	—	54,240,571
New Gold, Inc.	105,902,685	22,430,601	(6,074,589)	264,233	—	106,118,754
Newcrest Mining Ltd.	622,167,668	117,783,353	(72,391,082)	9,295,294	3,451,330	781,221,617
Newmont Mining Corp.	1,019,838,842	172,437,814	(101,086,464)	3,777,047	1,608,359	1,048,038,019
Northern Star Resources Ltd.	90,809,629	26,463,211	(6,577,145)	2,502,528	959,362	129,201,034
OceanaGold Corp.	105,042,581	26,585,365	(6,787,794)	975,892	384,085	125,199,723
Osisko Gold Royalties Ltd.	61,066,716	5,156,910	(1,954,909)	248,548	196,242	72,872,033
Pan American Silver Corp.	135,277,377	38,075,531	(9,620,978)	3,661,806	238,131	184,889,191
Randgold Resources Ltd.	421,909,576	79,958,297	(45,348,246)	(340,638)	5,941,776	514,910,367
Regis Resources Ltd.	62,328,824	5,442,945	(2,022,314)	580,463	1,641,706	77,865,924
Resolute Mining Ltd.	39,662,865	11,817,879	(2,831,803)	821,005	—	50,826,607
Royal Gold, Inc.	245,387,048	59,848,305	(15,995,474)	973,328	935,662	317,236,276
Sandstorm Gold Ltd.	35,009,192	1,594,301	(1,125,651)	179,960	—	38,765,784
Saracen Mineral Holdings Ltd.	33,496,978	3,088,642	(1,121,103)	219,233	—	37,418,175
Semafo, Inc.	63,128,790	14,336,383	(3,415,434)	415,749	—	67,428,839
Sibanye Gold Ltd.	96,150,225	27,848,552	(6,869,194)	761,675	—	—	(a)
Silver Standard Resources, Inc.	62,798,611	2,767,686	(1,389,698)	217,726	—	76,125,403
Silver Wheaton Corp.	446,884,776	89,295,749	(28,901,956)	2,337,544	—	542,110,607
St. Barbara Ltd.	42,513,293	8,470,411	(2,834,346)	548,512	—	58,511,153
Tahoe Resources, Inc.	172,776,120	36,450,489	(9,519,181)	(20,448)	1,177,662	173,084,675
Torex Gold Resources, Inc.	72,804,842	22,545,671	(5,695,687)	1,259,497	—	108,215,768
Yamana Gold, Inc.	157,003,726	50,343,338	(10,149,655)	817,251	347,600	192,623,226
Zhaojin Mining Industry Co. Ltd.	43,635,481	11,699,002	(2,959,157)	902,676	—	53,152,808
Zijin Mining Group Ltd.	107,864,749	30,260,803	(7,381,549)	1,954,220	—	147,582,311
	$9,684,929,367	$1,968,633,757	$(820,556,023)	$64,772,809	$42,632,647	$11,452,371,859

(a) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$125,199,723	$1,433,023,446	$—	$1,558,223,169
Canada	6,298,388,359	—	—	6,298,388,359
China / Hong Kong	—	200,735,119	—	200,735,119
Monaco	113,006,592	—	—	113,006,592
Peru	229,420,262	—	—	229,420,262
South Africa	722,326,166	—	—	722,326,166
United Kingdom	514,910,367	172,425,515	—	687,335,882
United States	1,784,770,121	—	—	1,784,770,121
Money Market Fund	9,913,141	—	—	9,913,141
Repurchase Agreements	—	340,776,698	—	340,776,698
Total	$9,797,934,731	$2,146,960,778	$—	$11,944,895,509

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 93.4%
Australia: 11.4%
173,889,757	Beadell Resources Ltd. ‡ * † #	$38,632,042
137,683,113	Perseus Mining Ltd. ‡ * † #	32,625,737
84,082,649	Ramelius Resources Ltd. ‡ * #	32,727,587
65,474,091	Regis Resources Ltd. ‡ #	165,165,354
73,361,804	Resolute Mining Ltd. ‡ † #	72,989,083
88,235,957	Saracen Mineral Holdings Ltd. ‡ * #	66,393,540
75,616,275	Silver Lake Resources Ltd. ‡ * † #	33,512,190
56,295,773	St. Barbara Ltd. ‡ * #	102,394,719
32,062,262	Westgold Resources Ltd. ‡ * † #	57,863,124
		602,303,376
Canada: 67.0%
39,872,069	Alamos Gold, Inc. (USD) ‡	320,172,714
24,439,668	Argonaut Gold, Inc. ‡ * †	42,698,179
26,476,577	Asanko Gold, Inc. (USD) ‡ *	69,103,866
92,818,811	B2Gold Corp. (USD) ‡ * †	262,677,235
27,052,690	Centerra Gold, Inc. ‡	155,177,954
19,153,886	Continental Gold, Inc. ‡ * †	57,591,634
16,750,895	Dundee Precious Metals, Inc. ‡ * †	35,419,731
20,042,004	Endeavour Silver Corp. (USD) ‡ * †	63,733,573
89,614,070	First Mining Finance Corp. ‡ * †	55,099,567
20,963,593	Fortuna Silver Mines, Inc. (USD) ‡ * †	109,010,684
23,241,864	Gold Standard Ventures Corp. (USD) ‡ * †	50,202,426
60,601,916	Golden Star Resources Ltd. (USD) ‡ *	51,335,883
26,724,397	Great Panther Silver Ltd. (USD) ‡ * †	43,828,011
22,531,851	Guyana Goldfields, Inc. ‡ * †	121,474,156
55,868,344	IAMGOLD Corp. (USD) ‡ *	223,473,376
26,681,431	Kirkland Lake Gold Ltd. ‡ * †	196,262,016
16,113,654	Klondex Mines Ltd. (USD) ‡ * †	62,682,114
8,044,293	MAG Silver Corp. (USD) ‡ * †	105,621,567
28,413,711	McEwen Mining, Inc. (USD) ‡ †	86,377,681
31,391,854	Novagold Resources, Inc. (USD) ‡ * †	152,878,329
13,836,305	Osisko Gold Royalties Ltd. (USD) ‡	153,582,985
24,971,645	Premier Gold Mines Ltd. ‡ * †	60,104,960
19,012,355	Pretium Resources, Inc. (USD) ‡ *	203,622,322
23,126,669	Primero Mining Corp. (USD) ‡ *	12,719,668
8,050,810	Richmont Mines, Inc. (USD) ‡ *	57,160,751
19,466,116	Sandstorm Gold Ltd. (USD) ‡ * †	83,120,315
5,508,072	Seabridge Gold, Inc. (USD) ‡ * †	60,588,792
35,999,525	Semafo, Inc. ‡ *	108,242,864
14,724,472	Silver Standard Resources, Inc. (USD) ‡ * †	156,226,648
26,709,758	Silvercorp Metals, Inc. ‡ †	92,527,336
1,774,754	Sulliden Mining Capital, Inc. *	385,917
71,542,786	Teranga Gold Corp. ‡ *	45,597,697
8,907,200	Torex Gold Resources, Inc. ‡ *	175,118,497
18,652,027	Wesdome Gold Mines Ltd. ‡ * †	56,222,509
		3,530,041,957
China / Hong Kong: 2.0%
39,451,112	China Gold International Resources Corp. Ltd. (CAD) ‡ * †	78,982,094
1,070,064,000	Munsun Capital Group Ltd. ‡ * †	26,574,323
19,287,400	Real Gold Mining Ltd. * # §	1,876,771
		107,433,188
Monaco: 3.3%
8,955,787	Endeavour Mining Corp. (CAD) ‡ *	173,253,331
Peru: 2.5%
38,123,424	Hochschild Mining Plc (GBP) ‡ † #	132,399,611
South Africa: 2.8%
7,452,173	DRDGOLD Ltd. (ADR) †	36,590,169
44,625,795	Harmony Gold Mining Co. Ltd. (USD) ‡ †	109,333,198
		145,923,367
Turkey: 0.9%
8,594,074	Koza Altin Isletmeleri AS ‡ * #	46,989,918
United Kingdom: 1.1%
25,658,934	Highland Gold Mining Ltd. ‡ #	55,819,617
38,603,767	Patagonia Gold Plc *	832,693
		56,652,310
United States: 2.4%
45,667,872	Alacer Gold Corp. (CAD) ‡ * †	92,113,055
8,236,059	Gold Resource Corp. ‡ †	37,226,987
		129,340,042
Total Common Stocks (Cost: $4,753,474,220)		4,924,337,100
EXCHANGE TRADED FUND: 4.8% (Cost: $277,041,575)
11,006,860	VanEck Vectors Gold Miners ETF	251,066,477
MONEY MARKET FUND: 0.7% (Cost: $35,605,685)
35,605,685	Dreyfus Government Cash Management Fund	35,605,685
Total Investments Before Collateral for Securities Loaned: 98.9% (Cost: $5,066,121,480)		5,211,009,262

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.0%
Repurchase Agreements: 4.0%
$50,224,100	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $50,227,490; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $51,228,582 including accrued interest)	50,224,100
50,224,100	Repurchase agreement dated 3/31/17 with Daiwa Capital Markets America, Inc., 0.82%, due 4/3/17, proceeds $50,227,532; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/11/17 to 12/1/51, valued at $51,228,583 including accrued interest)	50,224,100
10,568,826	Repurchase agreement dated 3/31/17 with HSBC Securities USA, Inc., 0.77%, due 4/3/17, proceeds $10,569,504; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 5/15/25 to 11/15/45, valued at $10,780,208 including accrued interest)	10,568,826
50,224,100	Repurchase agreement dated 3/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.83%, due 4/3/17, proceeds $50,227,574; (collateralized by various U.S. government and agency obligations, 1.84% to 7.00%, due 5/1/17 to 12/1/46, valued at $51,228,582 including accrued interest)	50,224,100
50,224,100	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc. , 0.81%, due 4/3/17, proceeds $50,227,490; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $51,228,582 including accrued interest)	50,224,100
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $211,465,226)		211,465,226
Total Investments: 102.9% (Cost: $5,277,586,706)		5,422,474,488
Liabilities in excess of other assets: (2.9)%		(150,453,227)
NET ASSETS: 100.0%		$5,272,021,261

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $200,503,774.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $839,389,293 which represents 15.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,876,771 which represents 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Exchange Traded Fund	4.8%	$251,066,477
Gold	82.3	4,291,208,244
Precious Metals & Minerals	1.7	86,008,074
Silver	10.5	547,120,782
Money Market Fund	0.7	35,605,685
	100.0%	$5,211,009,262

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2017 is set forth below:

Affiliates	Value 12/31/16		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/17
Alacer Gold Corp.	$51,234,537		$37,013,284	$(5,123,875)	$936,082	$—	$92,113,055
Alamos Gold, Inc.	189,253,976		113,932,314	(12,186,112)	4,043,851	—	320,172,714
Argonaut Gold, Inc.	27,022,343		16,963,184	(2,398,373)	500,983	—	42,698,179
Asanko Gold, Inc.	69,249,220		13,813,557	—	—	—	69,103,866
B2Gold Corp.	121,435,546		175,757,932	(42,627,085)	5,769,915	—	262,677,235
Beadell Resources Ltd.	20,287,324		18,535,857	(2,256,330)	337,409	—	38,632,042
Centerra Gold, Inc.	114,376,806		13,677,263	—	—	—	155,177,954
China Gold International Resources Corp. Ltd.	42,366,409		28,945,398	(5,013,888)	934,420	—	78,982,094
Continental Gold, Inc.	40,891,721		27,334,599	(3,715,810)	2,155,951	—	57,591,634
DRDGOLD Ltd.	29,801,363		14,319,361	(3,109,110)	209,757	—	—	(b)
Dundee Precious Metals, Inc.	21,032,717		13,361,456	(2,923,255)	(75,492)	—	35,419,731
Endeavour Mining Corp.	107,053,281		59,668,460	(22,736,424)	5,566,467	—	173,253,331
Endeavour Silver Corp.	53,331,347		27,638,985	(5,594,372)	596,727	—	63,733,573
First Mining Finance Corp.	36,843,869		27,222,214	(4,559,021)	587,061	—	55,099,567
Fortuna Silver Mines, Inc.	90,047,705		32,652,587	—	—	—	109,010,684
Gold Resource Corp.	29,686,049		7,908,338	—	—	38,695	37,226,987
Gold Standard Ventures Corp.	—		63,813,021	(2,510,450)	(176,469)	—	50,202,426
Golden Star Resources Ltd.	32,002,055		19,416,659	(3,134,873)	440,890	—	51,335,883
Great Panther Silver Ltd.	39,198,734		15,301,440	(7,760,047)	(1,625,938)	—	43,828,011
Guyana Goldfields, Inc.	85,201,458		20,710,275	—	—	—	121,474,156
Harmony Gold Mining Co. Ltd.	75,871,718		38,608,473	(10,628,884)	222,444	1,759,952	109,333,198
Highland Gold Mining Ltd.	—	(a)	24,196,855	(3,332,382)	1,966,380	—	55,819,617
Hochschild Mining Plc	—	(a)	60,122,664	(6,722,947)	1,499,037	—	132,399,611
IAMGOLD Corp.	209,321,820		17,893,725	(10,514,562)	1,805,995	—	223,473,376
Kirkland Lake Gold Ltd.	115,729,975		32,084,245	—	—	—	196,262,016
Klondex Mines Ltd.	62,226,059		14,510,731	—	—	—	62,682,114
Koza Altin Isletmeleri AS	—	(a)	19,422,477	(2,727,681)	823,292	—	46,989,918
MAG Silver Corp.	70,702,785		40,652,655	(15,539,296)	2,463,764	—	105,621,567
McEwen Mining, Inc.	74,227,369		10,656,775	—	—	—	86,377,681
Munsun Capital Group Ltd.	30,577,004		9,519,351	(8,946,168)	(1,453,924)	—	26,574,323
Novagold Resources, Inc.	107,701,628		59,933,424	(15,748,440)	2,726,967	—	152,878,329
Osisko Gold Royalties Ltd.	107,836,446		31,358,226	—	—	413,595	153,582,985
Perseus Mining Ltd.	27,358,990		12,938,350	(7,194,617)	(1,812,397)	—	32,625,737
Premier Gold Mines Ltd.	33,298,482		20,126,477	(3,116,236)	212,601	—	60,104,960
Pretium Resources, Inc.	136,668,525		77,569,810	(50,270,654)	3,768,294	—	203,622,322
Primero Mining Corp.	13,872,230		5,685,287	(1,215,483)	(1,162,716)	—	12,719,668
Ramelius Resources Ltd.	26,679,409		11,992,314	(5,541,553)	(1,985,110)	—	32,727,587
Regis Resources Ltd.	124,528,501		15,006,081	—	—	3,482,305	165,165,354
Resolute Mining Ltd.	44,872,755		32,445,192	(5,149,372)	3,350,431	—	72,989,083
Richmont Mines, Inc.	40,661,504		22,549,478	(6,555,464)	(653,114)	—	57,160,751
Sandstorm Gold Ltd.	64,889,421		12,809,978	—	—	—	83,120,315
Saracen Mineral Holdings Ltd.	61,280,500		7,766,868	(6,481,183)	(2,551,127)	—	66,393,540
Seabridge Gold, Inc.	31,938,652		29,524,015	(13,429,628)	1,190,998	—	60,588,792
Semafo, Inc.	97,254,542		44,096,632	(17,961,001)	(4,904,382)	—	108,242,864
Silver Lake Resources Ltd.	30,579,113		15,215,213	(10,018,609)	(415,929)	—	33,512,190
Silver Standard Resources, Inc.	128,492,323		9,242,600	(5,836,229)	(1,650,066)	—	156,226,648
Silvercorp Metals, Inc.	49,838,985		32,870,419	(13,574,990)	2,719,914	—	92,527,336
St. Barbara Ltd.	64,471,468		36,328,734	(13,229,792)	653,351	—	102,394,719
Teranga Gold Corp.	33,537,178		16,821,372	(4,318,949)	(188,975)	—	45,597,697
Torex Gold Resources, Inc.	110,408,426		65,466,491	(23,147,349)	(248,654)	—	175,118,497
VanEck Vectors Gold Miners ETF	160,020,134		96,610,160	(15,607,069)	973,144	—	251,066,477
Wesdome Gold Mines Ltd.	—		62,396,368	(945,652)	(63,239)	—	56,222,509
Westgold Resources Ltd.	—		62,131,914	(2,134,790)	(87,247)	—	57,863,124
	$3,335,162,402		$1,796,539,538	$(405,538,005)	$27,401,346	$5,694,547	$5,135,718,027

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$602,303,376	$—	$602,303,376
Canada	3,530,041,957	—	—	3,530,041,957
China / Hong Kong	105,556,417	—	1,876,771	107,433,188
Monaco	173,253,331	—	—	173,253,331
Peru	—	132,399,611	—	132,399,611
South Africa	145,923,367	—	—	145,923,367
Turkey	—	46,989,918	—	46,989,918
United Kingdom	832,693	55,819,617	—	56,652,310
United States	129,340,042	—	—	129,340,042
Exchange Traded Fund	251,066,477	—	—	251,066,477
Money Market Fund	35,605,685	—	—	35,605,685
Repurchase Agreements	—	211,465,226	—	211,465,226
Total	$4,371,619,969	$1,048,977,748	$1,876,771	$5,422,474,488

There were no transfers between levels during the period ended March 31, 2017.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2017:

Common Stocks
China/Hong Kong
Balance as of December 31, 2016	$1,881,213
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(4,442)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2017	$1,876,771

See Notes to Schedules of Investments

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Argentina: 0.3%
13,200	Adecoagro SA (USD) *	$151,272
3,787	Cresud S.A.C.I.F. y A (ADR) *	76,005
1,902	YPF SA (ADR)	46,181
		273,458
Australia: 4.1%
62,223	Alumina Ltd. † #	85,006
19,054	Bega Cheese Ltd. #	92,011
84,560	BHP Billiton Ltd. #	1,535,507
15,122	BlueScope Steel Ltd. #	141,551
2,933	Caltex Australia Ltd. #	65,986
2,307	CIMIC Group Ltd. #	63,206
51,512	Evolution Mining Ltd. #	82,689
44,855	Fortescue Metals Group Ltd. #	213,330
28,575	GrainCorp. Ltd. #	198,224
11,027	Iluka Resources Ltd. #	64,091
56,000	MMG Ltd. (HKD) * #	20,899
32,657	Newcrest Mining Ltd. #	555,816
13,184	Oil Search Ltd. #	72,580
19,734	Origin Energy Ltd. * #	105,993
20,975	Santos Ltd. * #	60,776
140,278	South32 Ltd. #	295,283
8,147	Woodside Petroleum Ltd. #	199,288
		3,852,236
Austria: 0.2%
1,582	OMV AG #	62,506
1,772	Verbund - Oesterreichische Elektrizis AG #	30,117
3,273	Voestalpine AG #	129,054
		221,677
Brazil: 0.9%
14,819	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	154,266
17,880	Cia Siderurgica Nacional SA (ADR) *	52,210
5,450	Fibria Celulose SA	49,557
23,554	Gerdau SA (ADR)	81,261
16,737	Petroleo Brasileiro SA (ADR) *	162,182
33,908	Vale SA (ADR)	322,126
		821,602
Canada: 10.9%
9,615	Agnico-Eagle Mines Ltd. (USD)	408,061
17,253	Agrium, Inc. (USD)	1,648,524
12,721	Alamos Gold, Inc.	101,871
3,975	ARC Resources Ltd. †	56,630
41,097	B2Gold Corp. *	116,790
49,645	Barrick Gold Corp. (USD)	942,759
10,429	Cameco Corp. (USD) †	115,449
12,492	Canadian Natural Resources Ltd. (USD)	409,613
927	Canfor Corp. *	12,602
12,003	Centerra Gold, Inc.	68,851
6,117	Crescent Point Energy Corp.	65,910
7,436	Detour Gold Corp. *	84,973
30,521	Eldorado Gold Corp. (USD)	104,077
18,377	Enbridge, Inc. (USD)	768,894
10,941	EnCana Corp. (USD)	128,119
6,991	First Majestic Silver Corp. (USD) * †	56,767
18,165	First Quantum Minerals Ltd.	192,458
36,366	Goldcorp, Inc. (USD)	530,580
3,392	Husky Energy, Inc. *	38,176
19,645	IAMGOLD Corp. *	78,365
2,859	Imperial Oil Ltd. (USD)	87,199
53,031	Kinross Gold Corp. (USD) *	186,139
14,159	Lundin Mining Corp.	79,519
6,124	Pan American Silver Corp. (USD)	107,292
104,858	Potash Corp. of Saskatchewan, Inc. (USD)	1,790,975
6,385	Pretium Resources, Inc. *	68,271
18,804	Silver Wheaton Corp. (USD)	391,875
18,762	Suncor Energy, Inc.	576,931
12,252	Teck Cominco Ltd. (USD)	268,319
2,784	Tourmaline Oil Corp. *	61,894
9,713	TransCanada Corp. (USD)	448,255
41,998	Turquoise Hill Resources Ltd. *	127,854
1,653	West Fraser Timber Co. Ltd.	68,939
40,369	Yamana Gold, Inc. (USD)	111,418
		10,304,349
Chile: 0.2%
62,994	Aguas Andinas SA	36,602
10,131	Antofagasta Plc (GBP) #	105,567
24,677	Empresas CMPC SA	60,013
11,274	Inversiones Aguas Metropolitanas SA	17,700
		219,882
China / Hong Kong: 1.5%
81,300	Aluminum Corp of China Ltd. * #	39,788
28,000	Angang New Steel Co. Ltd. * #	19,939
275,314	China Agri-Industries Holdings Ltd. * #	138,522
23,400	China Coal Energy Co. Ltd. * #	11,810
19,400	China Gas Holdings Ltd. #	31,258
94,300	China Molybdenum Co. Ltd. (Class H) #	33,392
20,300	China Oilfield Services Ltd. (Class H) #	19,498
286,927	China Petroleum & Chemical Corp. #	233,549
38,091	China Shenhua Energy Co. Ltd. #	88,628
181,079	CNOOC Ltd. #	216,448
14,800	Dongfang Electric Corp. Machinery Co. Ltd. #	13,972
63,500	Fosun International Ltd. #	95,534
47,200	Huaneng Power International, Inc. #	31,536
31,000	Jiangxi Copper Co. Ltd. (Class H) #	48,306
38,500	Kunlun Energy Co. Ltd. #	35,675
33,500	Lee & Man Paper Manufacturing Ltd. #	25,623
45,000	Maanshan Iron and Steel Co. Ltd. (Class H) * #	16,232
40,957	Nine Dragons Paper Holdings Ltd. #	44,063
237,540	PetroChina Co. Ltd. (Class-H) #	174,017
20,200	Yanzhou Coal Mining Co. Ltd. † #	15,712
35,500	Zhaojin Mining Industry Co. Ltd. † #	31,131
243,761	Zijin Mining Group Ltd. #	90,469
		1,455,102
Denmark: 0.8%
9,607	Vestas Wind Systems A/S #	783,779
Finland: 0.3%
1,442	Neste Oil Oyj #	56,532
8,104	Outokumpu Oyj #	79,221
13,711	Stora Enso Oyj (R Shares) #	162,539
		298,292
France: 2.2%
16,152	Suez Environnement Co. #	255,569
27,589	Total SA #	1,398,589
22,188	Veolia Environnement SA #	417,139
		2,071,297
Germany: 0.4%
888	Aurubis AG #	59,696
2,691	Nordex SE * † #	37,720
1,172	Salzgitter AG #	42,473
11,482	ThyssenKrupp AG #	282,008
		421,897
Hungary: 0.0%
415	MOL Hungarian Oil & Gas Plc #	28,470
India: 0.4%
9,076	Reliance Industries Ltd. (GDR) # Reg S 144A	364,509
2,336	Vedanta Resources Plc (GBP) #	23,611
		388,120
Indonesia: 0.1%
48,076	Astra Agro Lestari Tbk PT	53,757
55,000	International Nickel Indonesia Tbk PT * #	9,870
349,300	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	38,404
		102,031
Ireland: 0.2%
5,701	Smurfit Kappa Group Plc (GBP) #	151,631
Italy: 0.6%
30,240	ENI SpA #	496,405
64,797	Saipem SpA * #	29,507
		525,912
Japan: 3.3%
10,500	Calbee, Inc. † #	358,318
10,700	Daido Steel Co. #	51,207
2,600	Daio Paper Corp. #	33,228
7,500	Dowa Holdings Co. Ltd. #	53,912
5,317	Hitachi Metals Ltd. #	74,720
3,600	Hokuetsu Kishu Paper Co. Ltd. #	25,142
12,200	Inpex Holdings, Inc. #	120,196
15,264	JFE Holdings, Inc. #	262,300
28,100	JX Holdings, Inc. #	138,228
9,600	Kobe Steel Ltd. * #	87,765
4,765	Kurita Water Industries Ltd. #	115,603
3,500	Mitsubishi Materials Corp. #	106,140
2,500	Nippon Paper Industries #	44,962
23,800	Nippon Steel Corp. #	549,367
39,014	Nippon Suisan Kaisha Ltd. #	194,705
33,450	Nisshin Seifun Group, Inc. #	499,629
22,376	OJI Paper Co. Ltd. #	104,846
5,970	Rengo Co. Ltd. #	34,550
3,983	Sumitomo Forestry Co. Ltd. #	60,654
15,023	Sumitomo Metal Mining Ltd. #	214,653
1,300	Yamato Kogyo Co. Ltd. #	33,602
		3,163,727
Luxembourg: 0.7%
50,891	ArcelorMittal * #	426,855
2,655	Tenaris SA (ADR)	90,642
5,282	Ternium SA (ADR)	137,966
		655,463
Malaysia: 1.2%
35,851	Genting Plantation Bhd	94,620
306,594	IOI Corp. Bhd #	321,989
55,978	Kuala Lumpur Kepong Bhd #	312,063
182,300	Malayan Banking Bhd #	367,317
2,300	Petronas Dagangan Bhd #	12,468
		1,108,457
Mexico: 0.8%
25,395	Gruma, SAB de CV	355,303
102,564	Grupo Mexico, SAB de CV	306,481
5,417	Industrias Penoles, SAB de CV	138,921
		800,705
Netherlands: 1.3%
496	Core Laboratories NV (USD) †	57,298
42,117	Royal Dutch Shell Plc (GBP) #	1,155,508
		1,212,806
Norway: 2.1%
47,206	Marine Harvest ASA #	719,873
35,981	Norsk Hydro ASA #	209,622
2,231	Norway Royal Salmon ASA	37,145
11,974	Statoil ASA #	205,751
21,833	Yara International ASA #	840,694
		2,013,085
Peru: 0.2%
7,866	Cia de Minas Buenaventura SA (ADR)	94,707
2,241	Southern Copper Corp. (USD) †	80,429
		175,136
Poland: 0.3%
1,392	Jastrzebska Spolka Weglowa S.A. *	22,064
3,584	KGHM Polska Miedz SA #	104,668
3,463	Polski Koncern Naftowy Orlen SA #	87,426
19,492	Polskie Gornictwo Naftowe I Gazownictwo SA #	29,112
		243,270
Portugal: 0.1%
4,769	Galp Energia, SGPS, SA #	72,520
5,355	Portucel-Empresa Productora de Pasta e Papel SA #	21,534
		94,054
Russia: 2.4%
7,107	Evraz Plc (GBP) * #	19,233
8,034	Lukoil PJSC (ADR) #	425,883
17,930	MMC Norilsk Nickel PJSC (ADR) #	281,447
751	Novatek OAO (GDR) # Reg S	93,647
2,527	Novolipetsk Steel (GDR) # Reg S	50,228
133,100	OAO Gazprom (ADR) #	595,860
10,188	PhosAgro OAO (GDR) # Reg S	148,014
9,706	Polymetal International (GBP) #	120,184
3,754	Ros Agro Plc (GDR) Reg S	46,174
13,109	Rosneft Oil Co. (GDR) # Reg S	74,679
4,635	Severstal OAO (GDR) # Reg S	66,713
40,172	Surgutneftegas OJSC (ADR) #	206,126
2,858	Tatneft PJSC (ADR) #	105,233
		2,233,421
Singapore: 1.1%
842,719	Golden Agri-Resources Ltd. #	232,332
339,064	Wilmar International Ltd. #	856,583
		1,088,915
South Africa: 1.1%
2,527	Anglo American Platinum Ltd. * #	57,600
17,383	AngloGold Ashanti Ltd. (ADR) †	187,215
920	Assore Ltd.	16,771
31,842	Gold Fields Ltd. (ADR) †	112,402
27,854	Impala Platinum Holdings Ltd. * #	94,013
1,443	Kumba Iron Ore Ltd. * #	21,789
8,841	Mondi Plc (GBP) #	213,193
19,107	Northam Platinum Ltd. *	73,229
11,210	Sappi Ltd. #	75,981
5,708	Sasol Ltd. #	167,416
28,094	Sibanye Gold Ltd. #	60,690
		1,080,299
South Korea: 1.3%
2,250	Hyundai Steel Co. #	117,825
333	Korea Zinc Co. Ltd. #	128,741
1,746	POSCO #	453,482
411	Samyang Corp. #	35,724
697	SK Energy Co. Ltd. #	103,858
491	SK Holdings Co. Ltd. #	106,941
468	S-Oil Corp. #	42,080
2,285	Woongjin Coway Co. Ltd. #	196,721
		1,185,372
Spain: 0.5%
4,219	Acerinox SA #	59,126
9,688	Gamesa Corp. Tecnologica SA #	229,759
1,409	Pescanova SA * # §	—
13,514	Repsol YPF SA #	209,911
		498,796
Sweden: 0.9%
4,261	BillerudKorsnas AB #	68,908
6,847	Boliden AB #	204,542
927	Holmen AB (B Shares) #	36,198
2,220	Lundin Petroleum AB * #	45,221
13,767	SSAB AB (B Shares) * #	45,228
15,351	Svenska Cellulosa AB (B Shares) #	496,498
		896,595
Switzerland: 6.1%
134,346	Glencore Xstrata Plc (GBP) * #	526,083
11,628	Syngenta AG #	5,138,988
4,381	Transocean, Inc. (USD) *	54,543
11,058	Weatherford International Plc (USD) * †	73,536
		5,793,150
Taiwan: 0.4%
327,472	China Steel Corp. #	273,055
19,920	Formosa Petrochemical Corp. #	69,581
		342,636
Thailand: 0.2%
15,600	PTT Exploration & Production PCL (NVDR) #	42,225
9,600	PTT PCL (NVDR) #	108,114
		150,339
Turkey: 0.1%
35,967	Eregli Demir ve Celik Fabrikalari TAS #	58,292
1,380	Tupras-Turkiye Petrol Rafinerileri AS #	34,217
		92,509
United Kingdom: 6.2%
36,948	Anglo American Plc * #	563,424
202,352	BP Plc #	1,162,484
61,725	Centrica Plc #	167,748
124,061	CNH Industrial NV (USD)	1,195,948
22,799	DS Smith Plc #	123,795
6,591	Kazakhmys Plc * #	37,471
17,947	Pennon Group Plc #	197,863
3,995	Randgold Resources Ltd. (ADR)	348,684
31,966	Rio Tinto Plc #	1,284,680
10,221	Severn Trent Plc #	304,287
5,245	TechnipFMC PLC (USD) *	170,462
29,568	United Utilities Group Plc #	367,431
		5,924,277
United States: 46.8%
8,333	AGCO Corp.	501,480
8,278	AK Steel Holding Corp. *	59,519
3,855	Alcoa Corp.	132,612
2,866	Allegheny Technologies, Inc. †	51,473
1,586	American States Water Co.	70,260
6,286	Anadarko Petroleum Corp.	389,732
3,275	Andersons, Inc.	124,122
4,269	Apache Corp.	219,384
7,694	Aqua America, Inc.	247,362
71,305	Archer-Daniels-Midland Co.	3,282,882
11,608	Arconic, Inc.	305,755
4,783	Baker Hughes, Inc.	286,119
17,419	Bunge Ltd.	1,380,630
5,343	Cabot Oil & Gas Corp.	127,751
2,080	California Water Service Group	74,568
1,231	Carpenter Technology Corp.	45,916
29,107	CF Industries Holdings, Inc.	854,290
2,675	Cheniere Energy, Inc. *	126,447
21,287	Chevron Corp.	2,285,585
1,070	Cimarex Energy Co.	127,854
6,907	Cliffs Natural Resources, Inc. *	56,706
7,712	Coeur d’Alene Mines Corp. *	62,313
3,045	Commercial Metals Co.	58,251
1,666	Concho Resources, Inc. *	213,814
13,896	ConocoPhillips	692,994
969	Continental Resources, Inc. * †	44,012
4,224	Cree, Inc. *	112,908
20,566	Darling International, Inc. *	298,618
36,561	Deere & Co.	3,980,030
5,427	Devon Energy Corp.	226,414
1,014	Diamondback Energy, Inc. *	105,167
1,507	Domtar Corp.	55,036
6,486	EOG Resources, Inc.	632,709
1,949	EQT Corp.	119,084
46,626	Exxon Mobil Corp.	3,823,798
3,384	First Solar, Inc. * †	91,706
35,038	Freeport-McMoRan Copper & Gold, Inc. *	468,108
7,513	Graphic Packaging Holding Co.	96,692
9,748	Halliburton Co.	479,699
16,836	Hecla Mining Co.	89,062
1,221	Helmerich & Payne, Inc. †	81,282
3,025	Hess Corp.	145,835
1,994	HollyFrontier Corp.	56,510
8,964	Ingredion, Inc.	1,079,535
9,901	International Paper Co.	502,773
1,446	Itron, Inc. *	87,772
21,588	Kinder Morgan, Inc.	469,323
1,330	Lindsay Corp. †	117,200
3,474	Louisiana-Pacific Corp. *	86,225
9,526	Marathon Oil Corp.	150,511
54,758	Monsanto Co.	6,198,606
43,731	Mosaic Co.	1,276,071
1,822	Murphy Oil Corp. †	52,091
4,259	National Oilwell Varco, Inc. †	170,743
2,237	Newfield Exploration Co. *	82,568
22,638	Newmont Mining Corp.	746,148
4,841	Noble Energy, Inc.	166,240
8,401	Nucor Corp.	501,708
8,594	Occidental Petroleum Corp.	544,516
2,370	ONEOK, Inc. †	131,393
1,529	Ormat Technologies, Inc.	87,275
2,268	Packaging Corp. of America	207,794
4,949	Phillips 66	392,060
6,512	Pilgrim’s Pride Corp. †	146,553
1,909	Pioneer Natural Resources Co.	355,513
2,115	Range Resources Corp.	61,546
1,920	Reliance Steel & Aluminum Co.	153,638
1,721	Royal Gold, Inc.	120,556
15,676	Schlumberger Ltd.	1,224,296
739	Schweitzer-Mauduit International, Inc.	30,609
34	Seaboard Corp. †	141,762
5,599	Southwestern Energy Co. *	45,744
6,386	Steel Dynamics, Inc.	221,977
5,164	Stillwater Mining Co. *	89,182
2,521	Sunpower Corp. * †	15,378
13,262	Tahoe Resources, Inc.	106,494
2,181	Targa Resources Corp.	130,642
1,315	Tesoro Corp.	106,594
11,020	The Southern Co.	548,576
16,322	Tractor Supply Co.	1,125,728
36,279	Tyson Foods, Inc.	2,238,777
4,592	United States Steel Corp.	155,256
5,072	Valero Energy Corp.	336,223
6,031	WestRock Co.	313,793
18,032	Weyerhaeuser Co.	612,727
9,286	Williams Companies, Inc.	274,773
1,158	Worthington Industries, Inc.	52,214
		44,343,592
Total Common Stocks (Cost: $90,397,899)		95,016,339

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.2%
Repurchase Agreements: 2.2%
$79,128	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $79,133; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $80,710 including accrued interest)	79,128
1,000,000	Repurchase agreement dated 3/31/17 with Daiwa Capital Markets America, Inc., 0.82%, due 4/3/17, proceeds $1,000,068; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/11/17 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc. , 0.81%, due 4/3/17, proceeds $1,000,068; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,079,128)		2,079,128
Total Investments: 102.4% (Cost: $92,477,027)		97,095,467
Liabilities in excess of other assets: (2.4)%		(2,286,428)
NET ASSETS: 100.0%		$94,809,039

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,014,775.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $35,410,726 which represents 37.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $364,509, or 0.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	1.5%	$1,383,103
Consumer Staples	14.7	13,926,025
Energy	28.6	27,167,686
Financials	0.4	367,317
Industrials	7.9	7,546,927
Information Technology	0.3	307,764
Materials	42.7	40,589,228
Real Estate	0.7	688,732
Utilities	3.2	3,039,557
	100.0%	$95,016,339

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$273,458	$—	$—	$273,458
Australia	—	3,852,236	—	3,852,236
Austria	—	221,677	—	221,677
Brazil	821,602	—	—	821,602
Canada	10,304,349	—	—	10,304,349
Chile	114,315	105,567	—	219,882
China / Hong Kong	—	1,455,102	—	1,455,102
Denmark	—	783,779	—	783,779
Finland	—	298,292	—	298,292
France	—	2,071,297	—	2,071,297
Germany	—	421,897	—	421,897
Hungary	—	28,470	—	28,470
India	—	388,120	—	388,120
Indonesia	53,757	48,274	—	102,031
Ireland	—	151,631	—	151,631
Italy	—	525,912	—	525,912
Japan	—	3,163,727	—	3,163,727
Luxembourg	228,608	426,855	—	655,463
Malaysia	94,620	1,013,837	—	1,108,457
Mexico	800,705	—	—	800,705
Netherlands	57,298	1,155,508	—	1,212,806
Norway	37,145	1,975,940	—	2,013,085
Peru	175,136	—	—	175,136
Poland	22,064	221,206	—	243,270
Portugal	—	94,054	—	94,054
Russia	46,174	2,187,247	—	2,233,421
Singapore	—	1,088,915	—	1,088,915
South Africa	389,617	690,682	—	1,080,299
South Korea	—	1,185,372	—	1,185,372
Spain	—	498,796	0	498,796
Sweden	—	896,595	—	896,595
Switzerland	128,079	5,665,071	—	5,793,150
Taiwan	—	342,636	—	342,636
Thailand	—	150,339	—	150,339
Turkey	—	92,509	—	92,509
United Kingdom	1,715,094	4,209,183	—	5,924,277
United States	44,343,592	—	—	44,343,592
Repurchase Agreements	—	2,079,128	—	2,079,128
Total	$59,605,613	$37,489,854	$0	$97,095,467

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $ 1,254,470 and from Level 2 to Level 1 were $ 509,561. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2017:

Common Stocks
Spain
Balance as of December 31, 2016	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2017	$0

See Notes to Schedules of Investments

VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Australia: 4.5%
6,780	Caltex Australia Ltd. #	$152,534
China / Hong Kong: 2.1%
126,000	Sinopec Shanghai Petrochemical Co. Ltd. #	69,930
Finland: 4.8%
4,141	Neste Oil Oyj #	162,342
India: 8.2%
6,886	Reliance Industries Ltd. (GDR) # Reg S 144A	276,555
Israel: 1.4%
279	Paz Oil Co. Ltd. #	46,065
Italy: 1.0%
18,142	Saras SpA #	34,730
Japan: 13.2%
2,400	Cosmo Energy Holdings Co. Ltd. #	41,334
3,600	Idemitsu Kosan Co. Ltd. #	125,201
40,600	JX Holdings, Inc. #	199,717
7,800	Showa Shell Sekiyu KK #	79,088
		445,340
Poland: 4.6%
6,095	Polski Koncern Naftowy Orlen SA #	153,874
Portugal: 5.0%
11,205	Galp Energia, SGPS, SA #	170,388
South Korea: 8.3%
1,080	SK Energy Co. Ltd. #	160,927
1,332	S-Oil Corp. #	119,767
		280,694
Taiwan: 4.5%
43,000	Formosa Petrochemical Corp. #	150,200
Thailand: 4.4%
405,400	IRPC PCL (NVDR) #	60,764
39,700	Thai Oil PCL (NVDR) #	87,237
		148,001
Turkey: 3.4%
4,682	Tupras-Turkiye Petrol Rafinerileri AS #	116,090
United States: 34.9%
5,007	HollyFrontier Corp.	141,898
4,256	Marathon Petroleum Corp.	215,098
2,293	PBF Energy, Inc. †	50,836
3,405	Phillips 66	269,744
2,159	Tesoro Corp.	175,009
3,442	Valero Energy Corp.	228,170
2,779	Western Refining, Inc.	97,460
		1,178,215
Total Common Stocks (Cost: $3,007,473)		3,384,958
MONEY MARKET FUND: 0.0% (Cost: $454)
454	Dreyfus Government Cash Management Fund	454
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $3,007,927)		3,385,412

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.4% (Cost: $48,652)
Repurchase Agreement: 1.4%
$48,652	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $48,655; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $49,625 including accrued interest)	48,652
Total Investments: 101.7% (Cost: $3,056,579)		3,434,064
Liabilities in excess of other assets: (1.7)%		(58,938)
NET ASSETS: 100.0%		$3,375,126

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
†	Security fully or partially on loan. Total market value of securities on loan is $48,286.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,206,743 which represents 65.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $276,555, or 8.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	97.9%	$3,315,028
Materials	2.1	69,930
Money Market Fund	0.0	454
	100.0%	$3,385,412

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$152,534	$—	$152,534
China / Hong Kong	—	69,930	—	69,930
Finland	—	162,342	—	162,342
India	—	276,555	—	276,555
Israel	—	46,065	—	46,065
Italy	—	34,730	—	34,730
Japan	—	445,340	—	445,340
Poland	—	153,874	—	153,874
Portugal	—	170,388	—	170,388
South Korea	—	280,694	—	280,694
Taiwan	—	150,200	—	150,200
Thailand	—	148,001	—	148,001
Turkey	—	116,090	—	116,090
United States	1,178,215	—	—	1,178,215
Money Market Fund	454	—	—	454
Repurchase Agreement	—	48,652	—	48,652
Total	$1,178,669	$2,255,395	$—	$3,434,064

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $ 272,335. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Luxembourg: 4.9%
1,818,110	Tenaris SA (ADR)	$62,070,275
Netherlands: 4.7%
514,315	Core Laboratories NV (USD) †	59,413,669
Switzerland: 8.2%
4,559,928	Transocean, Inc. (USD) * †	56,771,104
7,000,615	Weatherford International Plc (USD) * †	46,554,090
		103,325,194
United Kingdom: 10.0%
3,676,162	Ensco Plc CL A (USD) †	32,901,650
3,206,522	Noble Corp Plc (USD) †	19,848,371
5,761,943	Seadrill Ltd. (USD) * †	9,507,206
1,988,778	TechnipFMC PLC (USD) *	64,635,285
		126,892,512
United States: 72.2%
1,354,831	Baker Hughes, Inc.	81,045,990
215,190	CARBO Ceramics, Inc. * †	2,806,078
909,902	Diamond Offshore Drilling, Inc. * †	15,204,462
397,585	Dril-Quip, Inc. * †	21,688,262
2,450,835	Fairmount Santrol Holdings, Inc. * †	17,964,621
3,375,215	Halliburton Co.	166,094,330
850,520	Helmerich & Payne, Inc. †	56,619,116
3,007,209	McDermott International, Inc. *	20,298,661
3,047,000	Nabors Industries Ltd.	39,824,290
1,655,932	National Oilwell Varco, Inc.	66,386,314
999,649	Oceaneering International, Inc.	27,070,495
423,888	Oil States International, Inc. *	14,051,887
1,776,169	Patterson-UTI Energy, Inc.	43,107,622
1,137,042	Rowan Companies Plc * †	17,715,114
3,217,709	Schlumberger Ltd.	251,303,073
1,978,139	Superior Energy Services, Inc. *	28,208,262
957,398	US Silica Holdings, Inc.	45,945,530
		915,334,107
Total Common Stocks (Cost: $1,900,803,156)		1,267,035,757

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 11.4%
Repurchase Agreements: 11.4%
$34,135,996	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $34,138,300; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $34,818,716 including accrued interest)	34,135,996
34,135,996	Repurchase agreement dated 3/31/17 with Daiwa Capital Markets America, Inc., 0.82%, due 4/3/17, proceeds $34,138,329; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/11/17 to 12/1/51, valued at $34,818,717 including accrued interest)	34,135,996
7,183,240	Repurchase agreement dated 3/31/17 with HSBC Securities USA, Inc., 0.77%, due 4/3/17, proceeds $7,183,701; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 5/15/25 to 11/15/45, valued at $7,326,908 including accrued interest)	7,183,240
34,135,996	Repurchase agreement dated 3/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.83%, due 4/3/17, proceeds $34,138,357; (collateralized by various U.S. government and agency obligations, 1.84% to 7.00%, due 5/1/17 to 12/1/46, valued at $34,818,716 including accrued interest)	34,135,996
34,135,996	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc. , 0.81%, due 4/3/17, proceeds $34,138,300; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $34,818,716 including accrued interest)	34,135,996
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $143,727,224)		143,727,224
Total Investments: 111.4% (Cost: $2,044,530,380)		1,410,762,981
Liabilities in excess of other assets: (11.4)%		(143,960,243)
NET ASSETS: 100.0%		$1,266,802,738

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $140,674,776.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Oil & Gas Drilling	23.0%	$291,498,935
Oil & Gas Equipment & Services	77.0	975,536,822
	100.0%	$1,267,035,757

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,267,035,757	$—	$—	$1,267,035,757
Repurchase Agreements	—	143,727,224	—	143,727,224
Total	$1,267,035,757	$143,727,224	$—	$1,410,762,981

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.3%
Australia: 21.6%
9,496,762	Galaxy Resources Ltd. * † #	$3,297,475
795,062	Iluka Resources Ltd. #	4,621,058
1,383,074	Orocobre Ltd. * † #	2,936,284
8,092,454	Pilbara Minerals Ltd. * † #	2,622,670
		13,477,487
Canada: 9.5%
4,025,263	Lithium Americas Corp. * †	3,018,230
3,018,947	Nemaska Lithium, Inc. * †	2,942,774
		5,961,004
China / Hong Kong: 37.2%
6,319,436	China Molybdenum Co. Ltd. #	4,332,949
2,772,980	China Northern Rare Earth Group High-Tech Co. Ltd. #	4,888,921
28,739,895	China Rare Earth Holdings Ltd. * #	2,220,596
16,708,000	CITIC Dameng Holdings Ltd. * #	925,451
3,211,810	Jinduicheng Molybdenum Co. Ltd. * #	3,632,895
136,772,964	North Mining Shares Co. Ltd. * † #	2,639,983
1,466,642	Xiamen Tungsten Co. Ltd. #	4,597,998
		23,238,793
France: 3.8%
55,154	Eramet SA * † #	2,363,845
Japan: 9.0%
187,092	OSAKA Titanium Technologies Co. * † #	2,901,654
351,247	Toho Titanium Co. Ltd. † #	2,752,916
		5,654,570
Malaysia: 4.6%
41,341,883	Lynas Corp. Ltd. (AUD) * † #	2,901,180
South Africa: 4.3%
146,597	Assore Ltd. †	2,672,338
United States: 6.3%
211,843	Tronox Ltd.	3,908,503
Total Common Stocks (Cost: $56,635,297)		60,177,720
PREFERRED STOCKS: 3.6%
Brazil: 3.6% (Cost: $1,655,902)
680,123	Cia de Ferro Ligas da Bahia	2,277,109
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $58,291,199)		62,454,829

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 18.8%
Repurchase Agreements: 18.8%
$2,786,732	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $2,786,920; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $2,842,467 including accrued interest)	2,786,732
2,786,732	Repurchase agreement dated 3/31/17 with Daiwa Capital Markets America, Inc., 0.82%, due 4/3/17, proceeds $2,786,922; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/11/17 to 12/1/51, valued at $2,842,467 including accrued interest)	2,786,732
586,425	Repurchase agreement dated 3/31/17 with HSBC Securities USA, Inc., 0.77%, due 4/3/17, proceeds $586,463; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 5/15/25 to 11/15/45, valued at $598,154 including accrued interest)	586,425
2,786,732	Repurchase agreement dated 3/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.83%, due 4/3/17, proceeds $2,786,925; (collateralized by various U.S. government and agency obligations, 1.84% to 7.00%, due 5/1/17 to 12/1/46, valued at $2,842,467 including accrued interest)	2,786,732
2,786,732	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc. , 0.81%, due 4/3/17, proceeds $2,786,920; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $2,842,467 including accrued interest)	2,786,732
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $11,733,353)		11,733,353
Total Investments: 118.7% (Cost: $70,024,552)		74,188,182
Liabilities in excess of other assets: (18.7)%		(11,682,127)
NET ASSETS: 100.0%		$62,506,055

AUD	Australian Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,648,672.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $47,635,875 which represents 76.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Commodity Chemicals	6.3%	$3,908,503
Diversified Metals & Mining	36.9	23,073,570
Materials	53.2	33,195,647
Steel	3.6	2,277,109
	100.0%	$62,454,829

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$13,477,487	$—	$13,477,487
Canada	5,961,004	—	—	5,961,004
China / Hong Kong	—	23,238,793	—	23,238,793
France	—	2,363,845	—	2,363,845
Japan	—	5,654,570	—	5,654,570
Malaysia	—	2,901,180	—	2,901,180
South Africa	2,672,338	—	—	2,672,338
United States	3,908,503	—	—	3,908,503
Preferred Stocks
Brazil	2,277,109	—	—	2,277,109
Repurchase Agreements	—	11,733,353	—	11,733,353
Total	$14,818,954	$59,369,228	$—	$74,188,182

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.4%
Canada: 4.3%
38,177	Canadian Solar, Inc. (USD) * †	$468,432
China / Hong Kong: 26.1%
5,717,800	GCL-Poly Energy Holdings Ltd. * † #	758,208
1,842,000	Hanergy Thin Film Power Group Ltd. * # §	—
38,041	JA Solar Holdings Co. Ltd. (ADR) *	248,788
23,033	JinkoSolar Holding Co. Ltd. (ADR) * †	381,657
3,316,000	Shunfeng International Clean Energy Ltd. * † #	217,770
3,132,000	United Photovoltaics Group Ltd. * #	374,891
2,598,000	Xinyi Solar Holdings Ltd. † #	829,745
		2,811,059
Germany: 3.2%
13,694	SMA Solar Technology AG † #	346,881
Israel: 3.4%
23,455	SolarEdge Technologies, Inc. (USD) *	365,898
Spain: 10.0%
34,010	Atlantica Yield Plc (USD)	712,850
39,819	Saeta Yield SA #	363,539
		1,076,389
Switzerland: 4.2%
540,883	Meyer Burger Technology AG * #	457,308
Taiwan: 21.5%
29,500	Giga Solar Materials Corp. #	299,377
539,927	Gintech Energy Corp. * #	314,958
416,000	Motech Industries, Inc. * #	383,848
887,425	Neo Solar Power Corp. * #	445,985
446,000	Sino-American Silicon Products, Inc. #	714,531
354,301	Solartech Energy Corp. * #	164,645
		2,323,344
Thailand: 7.9%
620,000	BCPG PCL (NVDR) #	225,495
1,725,400	Inter Far East Energy Corp. (NVDR) # §	116,958
12,781,600	Superblock PCL (NVDR) * #	505,776
		848,229
United States: 19.8%
26,530	First Solar, Inc. * †	718,963
2,087,069	Renewable Energy Corp. AS (NOK) * † #	250,005
50,398	Sunpower Corp. * †	307,428
66,290	Sunrun, Inc. * †	357,966
40,683	TerraForm Power, Inc. *	503,249
		2,137,611
Total Common Stocks (Cost: $15,097,283)		10,835,151

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 26.7%
Repurchase Agreements: 26.7%
$1,000,000	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $1,000,068; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $1,019,999 including accrued interest)	1,000,000
881,939	Repurchase agreement dated 3/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.83%, due 4/3/17, proceeds $882,000; (collateralized by various U.S. government and agency obligations, 1.84% to 7.00%, due 5/1/17 to 12/1/46, valued at $899,578 including accrued interest)	881,939
1,000,000	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc. , 0.81%, due 4/3/17, proceeds $1,000,068; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,881,939)		2,881,939
Total Investments: 127.1% (Cost: $17,979,222)		13,717,090
Liabilities in excess of other assets: (27.1)%		(2,923,233)
NET ASSETS: 100.0%		$10,793,857

ADR	American Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,692,995.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,769,920 which represents 62.7% of net assets.
§	Illiquid Security – the aggregate value of illiquid securities is $116,958 which represents 1.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Industrial Machinery	4.2%	$457,308
Industrials	3.3	357,966
Information Technology	5.4	583,668
Semiconductor Equipment	27.2	2,948,742
Semiconductors	37.5	4,059,600
Utilities	22.4	2,427,867
	100.0%	$10,835,151

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$468,432	$—	$—	$468,432
China / Hong Kong	630,445	2,180,614	0	2,811,059
Germany	—	346,881	—	346,881
Israel	365,898	—	—	365,898
Spain	712,850	363,539	—	1,076,389
Switzerland	—	457,308	—	457,308
Taiwan	—	2,323,344	—	2,323,344
Thailand	—	848,229	—	848,229
United States	1,887,606	250,005	—	2,137,611
Repurchase Agreements	—	2,881,939	—	2,881,939
Total	$4,065,231	$9,651,859	$0	$13,717,090

There were no transfers between levels during the period ended March 31, 2017.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2017:

Common Stocks
China/Hong Kong
Balance as of December 31, 2016	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2017	$0

See Notes to Schedules of Investments

VANECK VECTORS STEEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Brazil: 16.0%
2,718,331	Cia Siderurgica Nacional SA (ADR) * †	$7,937,527
2,339,325	Gerdau SA (ADR) †	8,070,671
1,486,738	Vale SA (ADR)	14,124,011
		30,132,209
India: 7.9%
865,917	Vedanta Ltd. (ADR)	14,867,795
Luxembourg: 19.1%
1,082,169	ArcelorMittal (USD) *	9,036,111
344,068	Tenaris SA (ADR)	11,746,482
574,182	Ternium SA (ADR)	14,997,634
		35,780,227
Russia: 2.6%
916,901	Mechel PJSC (ADR) *	4,877,913
South Korea: 4.6%
133,916	POSCO (ADR) †	8,637,582
United Kingdom: 10.9%
502,536	Rio Tinto Plc (ADR) †	20,443,165
United States: 38.8%
686,234	AK Steel Holding Corp. * †	4,934,023
237,923	Allegheny Technologies, Inc. †	4,273,097
101,787	Carpenter Technology Corp.	3,796,655
509,144	Cliffs Natural Resources, Inc. *	4,180,072
250,378	Commercial Metals Co.	4,789,731
70,092	Gibraltar Industries, Inc. *	2,887,790
152,738	Nucor Corp.	9,121,513
23,946	Olympic Steel, Inc.	444,438
106,270	Reliance Steel & Aluminum Co.	8,503,726
81,108	Ryerson Holding Corp. * †	1,021,961
58,505	Schnitzer Steel Industries, Inc.	1,208,128
244,550	Steel Dynamics, Inc.	8,500,558
140,295	SunCoke Energy, Inc. *	1,257,043
96,544	TimkenSteel Corp. *	1,825,647
248,056	United States Steel Corp.	8,386,773
169,190	Worthington Industries, Inc.	7,628,777
		72,759,932
Total Common Stocks (Cost: $173,588,538)		187,498,823

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 13.9%
Repurchase Agreements: 13.9%
$6,210,930	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $6,211,349; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $6,335,148 including accrued interest)	6,210,930
6,210,930	Repurchase agreement dated 3/31/17 with Daiwa Capital Markets America, Inc., 0.82%, due 4/3/17, proceeds $6,211,354; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/11/17 to 12/1/51, valued at $6,335,149 including accrued interest)	6,210,930
1,306,876	Repurchase agreement dated 3/31/17 with HSBC Securities USA, Inc., 0.77%, due 4/3/17, proceeds $1,306,960; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 5/15/25 to 11/15/45, valued at $1,333,014 including accrued interest)	1,306,876
6,210,930	Repurchase agreement dated 3/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.83%, due 4/3/17, proceeds $6,211,360; (collateralized by various U.S. government and agency obligations, 1.84% to 7.00%, due 5/1/17 to 12/1/46, valued at $6,335,149 including accrued interest)	6,210,930
6,210,930	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc. , 0.81%, due 4/3/17, proceeds $6,211,349; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $6,335,149 including accrued interest)	6,210,930
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $26,150,596)		26,150,596
Total Investments: 113.8% (Cost: $199,739,134)		213,649,419
Liabilities in excess of other assets: (13.8)%		(25,973,576)
NET ASSETS: 100.0%		$187,675,843

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $25,622,495.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	6.3%	$11,746,482
Industrials	1.5	2,887,790
Materials	92.2	172,864,551
	100.0%	$187,498,823

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$187,498,823	$—	$—	$187,498,823
Repurchase Agreements	—	26,150,596	—	26,150,596
Total	$187,498,823	$26,150,596	$—	$213,649,419

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 16.3%
59,514	ARC Resources Ltd. †	$847,873
131,423	Cenovus Energy, Inc. (USD)	1,485,080
89,292	Crescent Point Energy Corp. (USD)	966,139
143,124	EnCana Corp. (USD) †	1,675,982
40,063	Enerplus Corp. (USD)	322,507
55,241	Husky Energy, Inc. *	621,728
24,531	Peyto Exploration & Development Corp. †	503,073
23,543	PrairieSky Royalty Ltd. †	495,345
36,027	Seven Generations Energy Ltd. *	656,436
40,534	Tourmaline Oil Corp. *	901,161
61,365	Whitecap Resources, Inc. †	476,233
		8,951,557
United States: 83.6%
60,759	Anadarko Petroleum Corp.	3,767,058
32,939	Antero Resources Corp. * †	751,339
45,758	Apache Corp.	2,351,504
53,051	Cabot Oil & Gas Corp.	1,268,449
7,851	Carrizo Oil & Gas, Inc. * †	225,010
131,788	Chesapeake Energy Corp. * †	782,821
12,307	Cimarex Energy Co.	1,470,563
16,018	Concho Resources, Inc. *	2,055,750
15,929	Continental Resources, Inc. * †	723,495
78,098	Devon Energy Corp.	3,258,249
8,787	Diamondback Energy, Inc. *	911,344
9,301	Energen Corp. *	506,346
44,960	EOG Resources, Inc.	4,385,848
19,046	EQT Corp.	1,163,711
19,423	Gulfport Energy Corp. *	333,881
35,902	Hess Corp.	1,730,835
16,721	Laredo Petroleum, Inc. *	244,127
109,608	Marathon Oil Corp.	1,731,806
12,588	Matador Resources Co. * †	299,469
12,833	Murphy Oil Corp. †	366,895
10,586	National Fuel Gas Co. †	631,137
21,862	Newfield Exploration Co. *	806,926
43,993	Noble Energy, Inc.	1,510,720
30,304	Oasis Petroleum, Inc. *	432,135
68,700	Occidental Petroleum Corp.	4,352,832
36,257	Parsley Energy, Inc. *	1,178,715
8,392	PDC Energy Inc *	523,241
18,658	Pioneer Natural Resources Co.	3,474,679
30,994	QEP Resources, Inc. *	393,934
35,094	Range Resources Corp.	1,021,235
25,969	Rice Energy, Inc. *	615,465
19,593	RSP Permian, Inc. *	811,738
11,831	SM Energy Co. †	284,181
48,539	Southwestern Energy Co. * †	396,564
54,639	Whiting Petroleum Corp. *	516,885
49,168	WPX Energy, Inc. *	658,359
		45,937,246
Total Common Stocks (Cost: $70,738,789)		54,888,803
MONEY MARKET FUND: 0.2% (Cost: $77,039)
77,039	Dreyfus Government Cash Management Fund	77,039
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $70,815,828)		54,965,842

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 11.5%
Repurchase Agreements: 11.5%
$1,503,315	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $1,503,416; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $1,533,381 including accrued interest)	1,503,315
1,503,315	Repurchase agreement dated 3/31/17 with HSBC Securities USA, Inc., 0.78%, due 4/3/17, proceeds $1,503,413; (collateralized by various U.S. government and agency obligations, 2.50% to 6.50%, due 9/1/23 to 11/1/46, valued at $1,533,383 including accrued interest)	1,503,315
316,344	Repurchase agreement dated 3/31/17 with J.P. Morgan Securities LLC , 0.80%, due 4/3/17, proceeds $316,365; (collateralized by various U.S. government and agency obligations, 0.88% to 2.13%, due 6/15/19 to 11/30/23, valued at $322,671 including accrued interest)	316,344
1,503,315	Repurchase agreement dated 3/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.83%, due 4/3/17, proceeds $1,503,419; (collateralized by various U.S. government and agency obligations, 1.84% to 7.00%, due 5/1/17 to 12/1/46, valued at $1,533,381 including accrued interest)	1,503,315
1,503,315	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc. , 0.81%, due 4/3/17, proceeds $1,503,416; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $1,533,381 including accrued interest)	1,503,315
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $6,329,604)		6,329,604
Total Investments: 111.6% (Cost: $77,145,432)		61,295,446
Liabilities in excess of other assets: (11.6)%		(6,362,104)
NET ASSETS: 100.0%		$54,933,342

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,152,531.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Gas Utilities	1.1%	$631,137
Integrated Oil & Gas	11.8	6,459,640
Oil & Gas Exploration & Production	87.0	47,798,026
Money Market Fund	0.1	77,039
	100.0%	$54,965,842

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$54,888,803	$—	$—	$54,888,803
Money Market Fund	77,039	—	—	77,039
Repurchase Agreements	—	6,329,604	—	6,329,604
Total	$54,965,842	$6,329,604	$—	$61,295,446

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Canada: 2.3%
68,192	Cameco Corp. (USD) †	$754,885
China / Hong Kong: 1.5%
1,654,000	CGN Power Co. Ltd. # Reg S 144A	511,169
Czech Republic: 1.5%
27,807	CEZ AS #	479,995
Finland: 3.6%
74,999	Fortum OYJ #	1,190,148
France: 1.8%
70,858	Electricite de France SA #	596,911
Japan: 20.5%
51,100	Chugoku Electric Power Co., Inc. † #	566,433
31,900	Hokuriku Electric Power Co. † #	310,038
130,900	Kansai Electric Power Co., Inc. #	1,609,241
71,100	Kyushu Electric Power Co., Inc. #	759,095
375,106	Mitsubishi Heavy Industries Ltd. #	1,507,980
76,200	Tohoku Electric Power Co., Inc. #	1,034,156
260,300	Tokyo Electric Power Co., Inc. * #	1,019,407
		6,806,350
South Korea: 5.0%
80,627	Korea Electric Power Corp. (ADR) *	1,671,398
Spain: 3.9%
54,724	Endesa SA #	1,287,661
United States: 60.0%
29,630	Ameren Corp.	1,617,502
12,851	BWX Technologies, Inc.	611,708
34,151	Dominion Resources, Inc.	2,649,093
31,944	Duke Energy Corp.	2,619,727
19,692	Entergy Corp.	1,495,804
58,361	Exelon Corp.	2,099,829
46,391	FirstEnergy Corp.	1,476,162
34,454	PG&E Corp.	2,286,367
15,538	Pinnacle West Capital Corp.	1,295,558
43,774	Public Service Enterprise Group, Inc.	1,941,377
40,974	Xcel Energy, Inc.	1,821,294
		19,914,421
Total Common Stocks (Cost: $31,848,650)		33,212,938
MONEY MARKET FUND: 0.1% (Cost: $30,909)
30,909	Dreyfus Government Cash Management Fund	30,909
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $31,879,559)		33,243,847

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.6%
Repurchase Agreements: 4.6%
$1,000,000	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc. , 0.81%, due 4/3/17, proceeds $1,000,068; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $1,019,999 including accrued interest)	1,000,000
539,837	Repurchase agreement dated 3/31/17 with HSBC Securities USA, Inc., 0.78%, due 4/3/17, proceeds $539,872; (collateralized by various U.S. government and agency obligations, 2.50% to 6.50%, due 9/1/23 to 11/1/46, valued at $550,634 including accrued interest)	539,837
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,539,837)		1,539,837
Total Investments: 104.8% (Cost: $33,419,396)		34,783,684
Liabilities in excess of other assets: (4.8)%		(1,594,875)
NET ASSETS: 100.0%		$33,188,809

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,474,270.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,872,234 which represents 32.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $511,169, or 1.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	2.3%	$754,885
Industrials	6.4	2,119,688
Utilities	91.2	30,338,365
Money Market Fund	0.1	30,909
	100.0%	$33,243,847

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$754,885	$—	$—	$754,885
China / Hong Kong	—	511,169	—	511,169
Czech Republic	—	479,995	—	479,995
Finland	—	1,190,148	—	1,190,148
France	—	596,911	—	596,911
Japan	—	6,806,350	—	6,806,350
South Korea	1,671,398	—	—	1,671,398
Spain	—	1,287,661	—	1,287,661
United States	19,914,421	—	—	19,914,421
Money Market Fund	30,909	—	—	30,909
Repurchase Agreements	—	1,539,837	—	1,539,837
Total	$22,371,613	$12,412,071	$—	$34,783,684

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2017 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of VanEck Associates Corporation, the Adviser. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of March 31, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$951,237,250	$125,731,311	$(172,233,467)	$(46,502,156)
Coal ETF	114,658,455	15,378,808	(13,715,389)	1,663,419
Global Alternative Energy ETF	85,805,784	13,283,038	(14,296,799)	(1,013,761)
Gold Miners ETF	12,717,746,239	543,003,689	(1,315,854,419)	(772,850,730)
Junior Gold Miners ETF	5,396,502,630	437,949,977	(411,978,119)	25,971,858
Natural Resources ETF	92,728,501	11,317,177	(6,950,211)	4,366,966
Oil Refiners ETF	3,056,996	561,798	(184,730)	377,068
Oil Services ETF	2,044,493,875	—	(633,730,894)	(633,730,894)
Rare Earth / Strategic Metals ETF	72,594,421	6,448,504	(4,854,743)	1,593,761
Solar Energy ETF	19,078,405	593,504	(5,954,819)	(5,361,315)
Steel ETF	200,762,560	19,898,801	(7,011,942)	12,886,859
Unconventional Oil & Gas ETF	77,998,549	655,896	(17,358,999)	(16,703,103)
Uranium+Nuclear Energy ETF	33,563,178	3,651,220	(2,430,714)	1,220,506

Other–In 2016, the United Kingdom decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact, the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: May 26, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: May 26, 2017